Taxation (Reconciliation of Differences between Statutory Tax Rate and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of qualified lower tax rates awarded to certain PRC entities	(8.00%)	(8.00%)	(12.00%)
Tax rate effect related to overseas subsidiaries	0.00%	0.00%	0.00%
Effect of withholding taxes	4.00%	8.00%	0.00%
Effect of change in valuation allowance	3.00%	1.00%	4.00%
Non-deductible expenses incurred in PRC	0.00%	1.00%	1.00%
Tax paid for the sale of equity interests in Eyedentity to Actoz	2.00%	0.00%	0.00%
Others	1.00%	0.00%	1.00%
Effective income tax rate	27.00%	27.00%	19.00%